SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Cost	$ 1,959,345			$ 1,717,720		$ 320,700
Accumulated Depreciation	18,732			232
Property plant and equipment	1,940,613			1,717,488		320,700
Payments to acquire property, plant and equipment	$ 133,424		R$ 810,000
Shares issued | shares	320,700
Share price | $ / shares	$ 1.00
Atlas Lthium Corp [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 320,700
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	6,453			5,733
Accumulated Depreciation	1,290
Property plant and equipment	5,163			5,733
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	469,472			452,205	[1]	320,700
Accumulated Depreciation	14,845			41	[1]
Property plant and equipment	454,627			452,165	[1]	320,700
Mining Properties and Mineral Rights [Member]
Property, Plant and Equipment [Line Items]
Cost	1,446,843	[2]		1,245,274	[3]
Accumulated Depreciation	749	[2]			[3]
Property plant and equipment	1,446,094	[2]		1,245,274	[3]
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	20,250
Accumulated Depreciation
Property plant and equipment	20,250
Facilities [Member]
Property, Plant and Equipment [Line Items]
Cost	16,327			14,508
Accumulated Depreciation	1,848			191
Property plant and equipment	$ 14,479			14,316
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost
Accumulated Depreciation
Property plant and equipment

[1]	In 2024, the Company acquired an excavator to be used in our quartzite operations for a total consideration of R$810,000 ($133,424 at the date of the transaction). In 2023, the Company acquired a gold processing plant from Atlas Lithium at a total price of $320,700. Total paid for the plant acquisition was composed of 320,700 shares issued by the Company at $1.00 each.
[2]	The amortization of mineral rights was triggered by the extraction of iron ore in Rio Piracicaba Project, following the lease agreement entered into by the Company and a third party in 2025.
[3]	The mining rights addition in 2024 correspond to the impacts of the merger of the Company and Apollo. Mining rights are held by the new subsidiary MAL.